Components of Accumulated Other Comprehensive Income (Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		¥ 80,267,837	¥ 52,157,881	¥ 40,036,827
Other comprehensive income (loss) before reclassification		(109,768)	(155,886)	(395,598)
Amounts reclassified from accumulated other comprehensive income		(540,495)	(194,451)	(45,025)
Other comprehensive income (loss), net of tax	$ (93,657)	(650,263)	(350,337)	(440,623)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests		(326,647)	(176,201)	(20,153)
Balances	13,286,824	92,250,419	80,267,837	52,157,881
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(1,105,820)	(284,723)	158,355
Other comprehensive income (loss) before reclassification		(589,870)	(644,896)	(422,925)
Amounts reclassified from accumulated other comprehensive income		0	0	0
Other comprehensive income (loss), net of tax		(589,870)	(644,896)	(422,925)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests		(326,640)	(176,201)	(20,153)
Balances	(291,277)	(2,022,330)	(1,105,820)	(284,723)
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		299,764	5,205	22,903
Other comprehensive income (loss) before reclassification		480,102	489,010	27,327
Amounts reclassified from accumulated other comprehensive income		(540,495)	(194,451)	(45,025)
Other comprehensive income (loss), net of tax		(60,393)	294,559	(17,698)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests		(7)	0	0
Balances	34,476	239,364	299,764	5,205
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(806,056)	(279,518)	181,258
Balances	$ (256,801)	¥ (1,782,966)	¥ (806,056)	¥ (279,518)